Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Sales	$ 1,569,925	$ 687,928	$ 5,291,136	$ 1,331,862	$ 2,876,273	$ 1,065,665
Cost of Sales	1,155,617	685,769	4,255,374	1,123,134	2,340,788	624,570
Gross profit	413,308	2,159	1,035,762	208,728	535,485	441,095
Operating expense
General and administrative expenses	2,196,502	3,609,223	5,610,585	10,336,833	17,306,651	5,576,217
Impairment of Promissory Note			1,000,000
Impairment of Intangibles			0		300,000	1,040,318
Impairment of Secured Promissory Note					10,000,000
Operating expense	2,196,502	3,609,223	6,610,585	10,336,833	27,606,651	6,616,535
Other income / (expense)
Interest income	483	3,139	1,424	5,288	7,323	3,037
Interest expense	(549,715)	(1,199,400)	(1,124,371)	(1,696,545)	(1,736,106)	(116,802)
Other income / (expense)		(5,105)	4,813	664,095	699,704
Total other income (expense)	(549,232)	(1,201,366)	(1,118,134)	(1,027,162)	(1,029,079)	(113,765)
Net (loss)	$ (2,332,426)	$ (4,808,430)	$ (6,692,957)	$ (11,155,267)	$ (28,100,245)	$ (6,289,205)
Net (loss) per share:
Basic	$ (0.10)	$ (0.24)	$ (0.30)	$ (0.79)	$ (1.69)	$ (0.86)
Weighted average number of shares
Basic	21,530,012	19,821,999	22,191,644	14,151,337	16,603,788	7,325,708